Fees Summary	Apr. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,095,000
Previously Paid Amount	0.00
Total Fee Amount	841.72
Total Offset Amount	0.00
Net Fee	841.72
Narrative - Max Aggregate Offering Price	$ 6,095,000
Final Prospectus	true